LEASE LIABILITY - (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Payments for buying out vehicle leases		$ 61,421
Difference between lease liability and buy out price		$ 196
Additions to lease liability	$ 383,391
Lease reduction	$ 178,025